                            OPPENHEIMER GROWTH FUND
                          Supplement dated June 1, 2004 to the
                         Prospectus dated October 23, 2003 and
                   superseding the Supplement dated October 28, 2003

The Prospectus is changed as follows:

1. The section titled  Portfolio  Manager on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager. Effective June 1, 2004, the portfolio manager of the Fund is David
         Poiesz, who is the person primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Poiesz is a Vice President of the Fund and a
         Senior Vice President of the Manager.  Prior to joining the Manager, Mr.
         Poiesz was a senior portfolio manager at Merrill Lynch from 2002 to 2004.  In addition, Mr. Poiesz was a founding partner of RiverRock, a tech-oriented hedge fund from 1999 to 2001 and portfolio manager at Jennison Associates from
         1992-1999.

June 1, 2004                                                           PS270.025

                                         OPPENHEIMER GROWTH FUND
                                   Supplement dated June 1, 2004 to the
                      Statement of Additional Information dated October 23, 2003 and superseding the Supplement dated October 28, 2003

The Statement of Additional Information is changed as follows:

1.       The first sentence in the fourth paragraph in the section titled "Trustees and Officers of the
         Fund." on page 24 is deleted and replaced as follows:

         Messrs. Poiesz, Murphy, Petersen, Vottiero, Wixted and Zack, and Ms. Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.

2.       The last paragraph on page 27 is deleted and replaced as follows:

         The address of the Officers in the chart below is as follows: for Messrs. Poiesz and Zack, Two
         World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008; for Messrs.
         Petersen, Vottiero and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.

3.       The biography of David Poiesz is added on page 28:

          -------------------------------- ------------------------------------------------------------------------------
          David Poiesz,                    Senior Vice President (since May 2004) of OppenheimerFunds, Inc.; an officer
          Vice President and Portfolio     of 1 portfolio in the OppenheimerFunds complex; formerly a senior portfolio
          Manager since 2004               manager at Merrill Lynch (October 2002-May 2004); founding partner of
          Age: 46                          RiverRock, a hedge fund product (April 1999-July 2001); portfolio manager at
                                           Jennison Associates (November 1992-March 1999).
          -------------------------------- ------------------------------------------------------------------------------

4.       The biography of Brian Petersen is added on page 29:

          --------------------------- -----------------------------------------------------------------------------------
          Brian Petersen,             Assistant Vice President of the Manager since August 2002; formerly
          Assistant Treasurer since   Manager/Financial Product Accounting (November 1998-July 2002) of the Manager. An
          2004                        officer of 83 portfolios in the OppenheimerFunds complex.
          Age: 33
          --------------------------- -----------------------------------------------------------------------------------

5.       The biographies of Alan Gilston, Kathy Feld and Denis Molleur are deleted.

June 1, 2004
PX0270.013